Common and Preferred Shares - Other equity instruments (Detail) $ / shares in Thousands, $ / shares in Thousands, $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2022 CAD ($) $ / shares	Oct. 31, 2022 USD ($) $ / shares	Oct. 12, 2022 CAD ($)	Oct. 12, 2022 USD ($)	Oct. 31, 2021 CAD ($) $ / shares	Oct. 31, 2021 $ / shares
Disclosure of classes of share capital [line items]
Total other equity instruments	$ 7,775				$ 5,252
Limited Recourse Capital Notes Series One [Member]
Disclosure of classes of share capital [line items]
Other equity instruments Notional Amount	$ 1,250
Interest rate	3.70%
Other equity instruments interest per annum after reset date	GOC +2.761%
Interest rate after reset	2.761%
Redemption frequency after reset	Every five years
Total other equity instruments	$ 1,250				$ 1,250
Distributions paid per note | $ / shares	$ 37,000				$ 13,510
Limited Recourse Capital Notes Series Two [Member]
Disclosure of classes of share capital [line items]
Other equity instruments Notional Amount		$ 600
Interest rate	3.625%
Other equity instruments interest per annum after reset date	UST +2.613%
Interest rate after reset	2.613%
Redemption frequency after reset	Quarterly
Total other equity instruments	$ 753				$ 753
Distributions paid per note | $ / shares		$ 38,260
Limited Recourse Capital Notes Series Three [Member]
Disclosure of classes of share capital [line items]
Other equity instruments Notional Amount	$ 1,500
Interest rate	7.023%
Other equity instruments interest per annum after reset date	GOC +3.95%
Interest rate after reset	3.95%
Redemption frequency after reset	Every five years
Total other equity instruments	$ 1,500
Distributions paid per note | $ / shares	$ 25,450
Limited Recourse Capital Notes Series Four [Member]
Disclosure of classes of share capital [line items]
Other equity instruments Notional Amount	$ 750
Interest rate	8.625%
Other equity instruments interest per annum after reset date	UST +4.389%
Interest rate after reset	4.389%
Redemption frequency after reset	Quarterly
Total other equity instruments	$ 1,023
Additional Tier1 capital instruments One [Member]
Disclosure of classes of share capital [line items]
Other equity instruments first issue date	Oct. 12, 2017
Other equity instruments Notional Amount		$ 1,250	$ 1,560	$ 1,250
Interest rate	6.56714%
Other equity instruments interest per annum after reset date	LIBOR +2.648%
Interest rate after reset	2.648%
Redemption frequency after reset	Quarterly
Total other equity instruments	$ 1,560				1,560
Distributions paid per note | $ / shares		$ 46,500				$ 46,500
Additional Tier1 capital instruments Two [Member]
Disclosure of classes of share capital [line items]
Other equity instruments first issue date	Jun. 04, 2020
Other equity instruments Notional Amount		$ 1,250
Interest rate	4.90%
Other equity instruments interest per annum after reset date	UST +4.551%
Interest rate after reset	4.551%
Redemption frequency after reset	Every five years
Total other equity instruments	$ 1,689				$ 1,689
Distributions paid per note | $ / shares		$ 49,000				$ 49,000